Investments - Gross realized gains, losses and proceeds from sales of securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Abstract]
Gross realized gains	$ 36,647	$ 18,076	$ 14,268
Gross realized losses	(16,868)	(12,018)	(19,139)
Proceeds from sales	$ 756,513	$ 544,043	$ 626,612